Operating Segments (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Schedule of goodwill in material partially owned subsidiaries

	December 31,
	2018	2017
Matrix and its subsidiaries	$215,428	$200,440
Sapiens and its subsidiaries	311,489	303,955
Magic and its subsidiaries	95,006	98,189
Michpal and its subsidiaries	18,932	14,688
	$640,855	$617,272

Schedule of reporting on operating segments
	Matrix	Sapiens	Magic	Other	Adjustments	Total

Year ended December 31, 2018:
Revenues from external customers	878,188	289,707	282,205	109,041	(66,153)	1,492,988
Inter-segment revenues	2,869	-	2,170	80	(5,119)	-
Revenues	881,057	289,707	284,375	109,121	(71,272)	1,492,988
Unallocated corporate expenses	-	-	-	-	(2,113)	(2,113)
Depreciation and amortization	8,554	26,249	12,562	5,081	(3,712)	48,734
Operating income	61,264	16,799	31,698	4,210	(4,354)	109,617
Financial expenses, net						(8,290)
Group's share of profits of companies accounted for at equity, net						369
Taxes on income						(24,301)
Net income						77,395

Year ended December 31, 2017:
Revenues from external customers	790,946	269,194	256,207	105,608	(66,816)	1,355,139
Inter-segment revenues	3,679	-	1,933	200	(5,812)	-
Revenues	794,625	269,194	258,140	105,808	(72,628)	1,355,139
Unallocated corporate expenses	-	-	-	-	(3,472)	(3,472)
Depreciation and amortization	6,855	21,969	13,611	4,935	(3,724)	43,646
Operating income (loss)	54,337	(5,053)	25,956	3,670	(6,104)	72,806
Financial expenses, net						(21,119)
Group's share of profits of companies accounted for at equity, net						1,124
Taxes on income						(13,371)
Net income						39,440

Year ended December 31, 2016:
Revenues from external customers	660,012	216,190	198,096	72,585	(38,262)	1,108,621
Inter-segment revenues	2,578	-	3,550	-	(6,128)	-
Revenues	662,590	216,190	201,646	72,585	(44,390)	1,108,621
Unallocated corporate expenses	-	-	-	-	(2,713)	(2,713)
Depreciation and amortization	6,513	14,227	11,608	3,314	(3,292)	32,370
Operating income	48,776	20,636	21,087	2,198	(4,197)	88,500
Financial expenses, net						(11,586)
Group's share of profits of companies accounted for at equity, net						349
Taxes on income						(21,163)
Net income						56,100